Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of actuarial losses in year 2018	$ 10
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	835	$ 853
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	493	511
Accrued benefits related to defined contribution pension plans	19	19
Annual cost of defined contribution plans	80	74	$ 70
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	493	511
Pension plans with benefit obligations in excess of plan assets, benefit obligation	945	961
Employer contributions	26	$ 27
Expected contribution in cash	$ 29